Fair Value Disclosures - Derivative Instruments not designated as hedging instruments - Location of Gain/(Loss) Recognized (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments not designated as hedging instruments
Interest rate swaps	$ 17,053	$ (82,160)	$ 0
Warrant liability	(278,987)	(1,274,100)	0
Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Gain / Loss on derivatives not designated as hedging instruments	296,040	1,191,940	0
(Loss) / gain on derivatives | Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Interest rate swaps	17,053	(82,160)	0
Fair value change of warrants | Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 278,987	$ 1,274,100	$ 0